Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

 13.       Subsequent Events

The Company evaluated subsequent events (other than those disclosed above), until the date these interim consolidated financial statements were available to be issued.

(a)      On July 20, 2021, the Company paid dividends of $0.10 per common share for a total amount of $2,032.

(b)      On July 30, 2021, the Company paid dividends of $0.59375 per share on its 9.50% Series F Preferred Shares.

(c)      On August 2, 2021, the Company redeemed 357,063 Series G Convertible Preferred Shares in exchange for 388,841 Series B Cumulative Redeemable Perpetual Preferred Shares of Shyris Shipping Company S.A., a wholly owned subsidiary of the Company, par value $0.001 per share, each with a liquidation preference of $10.00 per share.

(d)     On August 30, 2021, the Company paid dividends of $0.54687 per share on its 8.75% Series D Preferred Shares and $0.57812 per share on its 9.25% Series E Preferred Shares, respectively.

(e)      On September 1, 2021, a dividend on the Shyris Shipping Preferred Shares was paid amounting to $753.

(f)      On September 2, 2021, the Company signed newbuilding contracts for the construction of four dual-fueled LNG powered aframax tankers.

(g)     Subsequent to June 30, 2021, the Company sold 79,031 of its Series D Preferred Shares, 110,520 of its Series E Preferred Shares, 555,743 of its Series F Preferred Shares and issued and sold 1,097,172 common shares for a total amount of $28,278.